Share Based Compensation - Stock Appreciation Rights (Details) - Stock Appreciation Rights (SARs) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2024 EquityInstruments $ / shares	Dec. 31, 2023 EquityInstruments $ / shares
Share Based Compensation
Term of awards	7 years
Vesting period	3 years
Number
Outstanding, beginning of year | EquityInstruments	176	287
Granted | EquityInstruments	22	20
Exercised | EquityInstruments	(113)	(128)
Forfeited/expired | EquityInstruments		(3)
Outstanding, end of year | EquityInstruments	85	176
Exercisable, end of year | EquityInstruments	51	156
Weighted Average Exercise Price
Outstanding, beginning of year | $ / shares	$ 41.48	$ 39.95
Granted | $ / shares	46.06	42.96
Exercised | $ / shares	41.67	38.17
Forfeited/expired | $ / shares		45.57
Outstanding, end of year | $ / shares	42.38	41.48
Exercisable, end of year | $ / shares	$ 40.99	$ 41.48